Employee Benefits - Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [abstract]
Equity instruments	₩ 3,151	₩ 41,218
Debt instruments	692,825	367,027
Deposits	1,244,802	1,254,571
Others	56,939	51,350
Fair value of plan assets	₩ 1,997,717	₩ 1,714,166